Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 7,870,800,000	$ 1,190,600,000	$ 67,400,000	$ 12,587,500,000	$ 494,400,000	$ 6,200,000	$ 22,217,100,000
ANGOLA
Total	300,000						300,000
ANGOLA | Ministry of Finance [Member]
Total	300,000						300,000
AUSTRALIA
Total	83,000,000	80,300,000	13,500,000				176,800,000
AUSTRALIA | Australian Taxation Office [Member]
Total	83,000,000		6,400,000				89,300,000
AUSTRALIA | Department for Energy and Mining [Member]
Total			6,400,000				6,400,000
AUSTRALIA | Department of Finance [Member]
Total			700,000				700,000
AUSTRALIA | Department of Mines, Industry Regulation and Safety [Member]
Total		80,300,000					80,300,000
AZERBAIJAN
Total	427,900,000		2,100,000	9,117,900,000	450,200,000		9,998,100,000
AZERBAIJAN | Azerbaijan (ACG) Ltd. (SOCAR subsidiary) [Member]
Total				1,122,700,000			1,122,700,000
AZERBAIJAN | Ministry of Taxes [Member]
Total	427,900,000						427,900,000
AZERBAIJAN | SGC Upstream LLC [Member]
Total				1,132,600,000			1,132,600,000
AZERBAIJAN | State Oil Company of Azerbaijan Republic (SOCAR) [Member]
Total				268,000,000			268,000,000
AZERBAIJAN | State Oil Fund of Azerbaijan (SOFAZ) [Member]
Total			2,100,000	6,594,500,000	450,200,000		7,046,800,000
BRAZIL
Total			400,000				400,000
BRAZIL | Petrobras [Member]
Total			400,000				400,000
CANADA
Total			12,100,000				12,100,000
CANADA | Canada Newfoundland and Labrador Offshore Petroleum Board [Member]
Total			11,400,000				11,400,000
CANADA | Government of The Province of Alberta [Member]
Total			400,000				400,000
CANADA | Natural Resources Canada [Member]
Total			200,000				200,000
EGYPT
Total	385,200,000		2,000,000	16,200,000	1,000,000		404,400,000
EGYPT | Egyptian General Petroleum [Member]
Total			2,000,000				2,000,000
EGYPT | Egyptian Natural Gas Holding [Member]
Total				16,200,000	1,000,000		17,200,000
EGYPT | Egyptian Tax Authority [Member]
Total	385,200,000						385,200,000
INDIA
Total	82,800,000			118,100,000			201,000,000
INDIA | Income Tax Department [Member]
Total	82,800,000						82,800,000
INDIA | Ministry of Petroleum and Natural Gas [Member]
Total				118,100,000			118,100,000
INDONESIA
Total	355,000,000			1,069,500,000			1,424,500,000
INDONESIA | Ministry of Finance [Member]
Total	355,000,000			1,069,500,000			1,424,500,000
IRAQ
Total					25,000,000		25,000,000
IRAQ | North Oil Company [Member]
Total					25,000,000		25,000,000
LIBERIA
Total			900,000
LIBYA
Total			900,000				900,000
LIBYA | National Oil Corporation [Member]
Total			900,000				900,000
MAURITANIA
Total			700,000	45,600,000	6,000,000		52,300,000
MAURITANIA | Ministry of Petroleum, Energy and Mines [Member]
Total			700,000		6,000,000		6,700,000
MAURITANIA | Republique Islamique de Mauritanie [Member]
Total				25,100,000			25,100,000
MAURITANIA | Société Mauritanienne des Hydrocarbures [Member]
Total				20,400,000			20,400,000
OMAN
Total	683,300,000		2,000,000	2,198,200,000			2,883,600,000
OMAN | Makarim Gas Development [Member]
Total				530,000,000			530,000,000
OMAN | Ministry of Energy and Minerals [Member]
Total			400,000	1,668,300,000			1,668,700,000
OMAN | Ministry of Labour [Member]
Total			1,600,000				1,600,000
OMAN | Oman Tax Authority [Member]
Total	683,300,000						683,300,000
SENEGAL
Total			300,000	22,000,000		6,200,000	28,600,000
SENEGAL | Ministry of Fisheries and Maritime Economy [Member]
Total						5,400,000	5,400,000
SENEGAL | Municipality of St Louis [Member]
Total						$ 800,000	800,000
SENEGAL | Republique du Senegal [Member]
Total				18,300,000			18,300,000
SENEGAL | Société des pétroles du Sénégal [Member]
Total			300,000	$ 3,700,000			4,000,000
TRINIDAD AND TOBAGO
Total	353,100,000		4,500,000				357,600,000
TRINIDAD AND TOBAGO | Board of Inland Revenue [Member]
Total	79,400,000						79,400,000
TRINIDAD AND TOBAGO | Ministry of Energy and Energy Industries [Member]
Total	273,700,000		4,500,000				278,200,000
UNITED ARAB EMIRATES
Total	4,189,800,000		6,400,000				4,196,200,000
UNITED ARAB EMIRATES | Abu Dhabi National Oil Company [Member]
Total			6,400,000				6,400,000
UNITED ARAB EMIRATES | Department of Finance Abu Dhabi [Member]
Total	4,189,800,000						4,189,800,000
UNITED KINGDOM
Total	1,040,800,000		8,700,000				1,049,500,000
UNITED KINGDOM | HM Revenue and Customs [Member]
Total	1,040,800,000						1,040,800,000
UNITED KINGDOM | Oil and Gas Authority [Member]
Total			8,300,000				8,300,000
UNITED KINGDOM | The Crown Estate [Member]
Total			400,000				400,000
UNITED STATES
Total	269,700,000	1,110,300,000	13,900,000		12,300,000		1,406,100,000
UNITED STATES | IRS [Member]
Total	30,000,000						30,000,000
UNITED STATES | Office of Natural Revenue/Department Interior [Member]
Total		958,500,000	12,500,000		$ 12,300,000		983,300,000
UNITED STATES | State of Colorado [Member]
Total	(200,000)						(200,000)
UNITED STATES | State of Louisiana [Member]
Total	35,600,000	12,300,000					47,900,000
UNITED STATES | State of New Mexico [Member]
Total	(2,200,000)						(2,200,000)
UNITED STATES | State of Texas [Member]
Total	$ 206,400,000	$ 139,500,000	$ 1,400,000				$ 347,300,000